Derivative financial instruments - Financing derivatives (Details) - GBP (£) £ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Derivative notional amount	£ (23,099)	£ (28,576)
Derivative assets	1,724	1,813
Derivative liabilities	(1,061)	(2,393)
Total	663	(580)
Financing derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	1,545	1,707
Derivative liabilities	(945)	(2,223)
Total	600	(516)
Financing Derivatives - Interest Rate Swaps
Disclosure of detailed information about financial instruments [line items]
Derivative notional amount	(8,390)	(9,469)
Derivative assets	678	849
Derivative liabilities	(457)	(657)
Total	221	192
Financing Derivatives - Cross Currency Interest Rate Swaps
Disclosure of detailed information about financial instruments [line items]
Derivative notional amount	(6,925)	(8,631)
Derivative assets	687	676
Derivative liabilities	(207)	(909)
Total	480	(233)
Financing Derivatives - Foreign Exchange Forward Contracts
Disclosure of detailed information about financial instruments [line items]
Derivative notional amount	(5,793)	(8,253)
Derivative assets	174	160
Derivative liabilities	(2)	(113)
Total	172	47
Financing Derivatives - Inflation Linked Swaps
Disclosure of detailed information about financial instruments [line items]
Derivative notional amount	(1,191)	(1,423)
Derivative assets	5	7
Derivative liabilities	(278)	(529)
Total	(273)	(522)
Financing Derivatives - Equity Options
Disclosure of detailed information about financial instruments [line items]
Derivative notional amount	(800)	(800)
Derivative assets	1	15
Derivative liabilities	(1)	(15)
Total	0	0
Less than 1 year | Financing derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	375	192
Derivative liabilities	(325)	(1,054)
Total	50	(862)
Later than one year [member] | Financing derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	1,170	1,515
Derivative liabilities	(620)	(1,169)
Total	550	346
In 1 to 2 years | Financing derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	83	199
Derivative liabilities	(88)	(305)
Total	(5)	(106)
In 2 to 3 years | Financing derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	25	122
Derivative liabilities	(27)	(160)
Total	(2)	(38)
In 3 to 4 years | Financing derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	418	39
Derivative liabilities	(5)	(83)
Total	413	(44)
In 4 to 5 years | Financing derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	12	419
Derivative liabilities	0	(36)
Total	12	383
More than 5 years | Financing derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	632	736
Derivative liabilities	(500)	(585)
Total	132	151
Capital Expenditure | Financing Derivatives - Foreign Exchange Forward Contracts
Disclosure of detailed information about financial instruments [line items]
Total	£ 67	£ 69